Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Stock Options Roll Forward [Table Text Block]

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plans for the six months ended January 31, 2013:

		Weighted
		Average
		Exercise	Aggregate
		Price	Intrinsic
	Options	Share	Value

Outstanding, August 1, 2012	10,979,634	$0.257
Granted	—	n/a
Forfeited or expired	440,778	0.736
Exercised	85,701	0.001	$3,342
Outstanding, January 31, 2013	10,453,155	$0.239	$220,359
Exercisable, January 31, 2013	10,369,405	$0.236	$220,359

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

		Weighted Average
		Exercise Price
	Options	per Share

Outstanding - August 1, 2009	5,067,138	$0.44
Granted	2,705,000	$0.63
Forfeited	(270,000)	$0.92
Expired	(36,500)	$0.63
Exercised	—	$0.00
Outstanding - July 31, 2010	7,465,638	$0.49
Granted	3,300,000	$0.28
Forfeited or expired	(2,848,704)	$0.41
Exercised	(576,752)	$0.001
Outstanding - July 31, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Exercisable - July 31, 2012	10,807,134	$0.25

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan for the six months ended January 31, 2013:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding, August 1, 2012	172,500	$0.46
Granted	—	0.00
Vested	(86,250)	0.46
Forfeited	(2,500)	0.46
Outstanding, January 31, 2013	83,750	$0.46